Investee Companies and other investments (Summary of Information on Operating Results) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Income for the year	€ 44,783	$ 50,685	€ 9,645	€ 18,988
Elimination of interest on loan from related party	878		676
Company's share of income of investee	€ 117		€ 1,525	€ 3,086
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31	50.00%	50.00%	50.00%
Income for the year	€ (602)		€ 2,619
Company's share	(301)		1,310
Elimination of interest on loan from related party	878		676
Other Adjustments	(459)		(461)
Company's share of income of investee	€ 118		€ 1,525